united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Brian Curley, Ultimus Fund Solutions, LLC.
4221 North 203rd Street, Suite 100, Elkhorn, NE 68022
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2619

Date of fiscal year end:	9/30

Date of reporting period:	3/31/25

Item 1. Reports to Stockholders.

(a)

Absolute Capital Asset Allocator Fund

Class A (AAMAX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Absolute Capital Asset Allocator Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	1.75%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$49,357,460
Number of Portfolio Holdings	27
Advisory Fee	$251,592
Portfolio Turnover	46%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.875%, 06/15/25	8.1%
iShares Core Dividend ETF	7.8%
SPDR S&P 1500 Value Tilt ETF	7.7%
iShares Morningstar Growth ETF	7.5%
Technology Select Sector SPDR Fund	7.3%
Vanguard Communication Services ETF	6.3%
Vanguard Total Stock Market ETF	4.1%
Berkshire Hathaway, Inc.	3.3%
Goldman Sachs Group, Inc. (The)	3.2%
Vanguard Consumer Staples ETF	3.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Industrials	0.8%
Health Care	1.1%
Communications	3.0%
Consumer Staples	3.4%
Technology	5.1%
U.S. Treasury Obligations	8.1%
Financials	9.0%
Money Market Funds	13.9%
Equity	55.9%

Additional information is available on the Fund's website (https://www.abscapfunds.com/), including its:

Additional information is available on the Fund's website (https://www.abscapfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Absolute Capital Asset Allocator Fund

Class A (AAMAX )

TSR-SAR 033125-AAMAX

Absolute Capital Asset Allocator Fund

Institutional  (AAMIX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Absolute Capital Asset Allocator Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$74	1.50%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$49,357,460
Number of Portfolio Holdings	27
Advisory Fee	$251,592
Portfolio Turnover	46%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.875%, 06/15/25	8.1%
iShares Core Dividend ETF	7.8%
SPDR S&P 1500 Value Tilt ETF	7.7%
iShares Morningstar Growth ETF	7.5%
Technology Select Sector SPDR Fund	7.3%
Vanguard Communication Services ETF	6.3%
Vanguard Total Stock Market ETF	4.1%
Berkshire Hathaway, Inc.	3.3%
Goldman Sachs Group, Inc. (The)	3.2%
Vanguard Consumer Staples ETF	3.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Industrials	0.8%
Health Care	1.1%
Communications	3.0%
Consumer Staples	3.4%
Technology	5.1%
U.S. Treasury Obligations	8.1%
Financials	9.0%
Money Market Funds	13.9%
Equity	55.9%

Additional information is available on the Fund's website (https://www.abscapfunds.com/), including its:

Additional information is available on the Fund's website (https://www.abscapfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Absolute Capital Asset Allocator Fund

Institutional  (AAMIX )

TSR-SAR 033125-AAMIX

Absolute Capital Asset Allocator Fund

Investor Class (AAMCX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Absolute Capital Asset Allocator Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$124	2.50%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$49,357,460
Number of Portfolio Holdings	27
Advisory Fee	$251,592
Portfolio Turnover	46%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.875%, 06/15/25	8.1%
iShares Core Dividend ETF	7.8%
SPDR S&P 1500 Value Tilt ETF	7.7%
iShares Morningstar Growth ETF	7.5%
Technology Select Sector SPDR Fund	7.3%
Vanguard Communication Services ETF	6.3%
Vanguard Total Stock Market ETF	4.1%
Berkshire Hathaway, Inc.	3.3%
Goldman Sachs Group, Inc. (The)	3.2%
Vanguard Consumer Staples ETF	3.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Industrials	0.8%
Health Care	1.1%
Communications	3.0%
Consumer Staples	3.4%
Technology	5.1%
U.S. Treasury Obligations	8.1%
Financials	9.0%
Money Market Funds	13.9%
Equity	55.9%

Additional information is available on the Fund's website (https://www.abscapfunds.com/), including its:

Additional information is available on the Fund's website (https://www.abscapfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Absolute Capital Asset Allocator Fund

Investor Class (AAMCX )

TSR-SAR 033125-AAMCX

Absolute Capital Defender Fund

Class A (ACMAX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Absolute Capital Defender Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	1.96%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$24,515,398
Number of Portfolio Holdings	22
Advisory Fee (net of waivers)	$115,842
Portfolio Turnover	44%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.875%, 06/15/25	14.2%
SPDR S&P 1500 Value Tilt ETF	10.9%
iShares Core Dividend ETF	8.3%
iShares Morningstar Value ETF	6.8%
Vanguard Communication Services ETF	6.7%
United States Treasury Note, 3.875%, 12/31/27	5.7%
Technology Select Sector SPDR Fund	5.6%
Vanguard Consumer Staples ETF	4.0%
Berkshire Hathaway, Inc.	3.3%
United States Treasury Note, 4.375%, 12/15/26	2.9%

Sector Weighting (% of net assets)

Value	Value
Health Care	0.8%
Communications	1.5%
Consumer Staples	2.8%
Technology	3.4%
Financials	8.3%
Money Market Funds	12.9%
U.S. Treasury Obligations	22.8%
Equity	47.5%

Additional information is available on the Fund's website (https://www.abscapfunds.com/), including its:

Additional information is available on the Fund's website (https://www.abscapfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Absolute Capital Defender Fund

Class A (ACMAX )

TSR-SAR 033125-ACMAX

Absolute Capital Defender Fund

Institutional (ACMIX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Absolute Capital Defender Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$85	1.71%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$24,515,398
Number of Portfolio Holdings	22
Advisory Fee (net of waivers)	$115,842
Portfolio Turnover	44%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.875%, 06/15/25	14.2%
SPDR S&P 1500 Value Tilt ETF	10.9%
iShares Core Dividend ETF	8.3%
iShares Morningstar Value ETF	6.8%
Vanguard Communication Services ETF	6.7%
United States Treasury Note, 3.875%, 12/31/27	5.7%
Technology Select Sector SPDR Fund	5.6%
Vanguard Consumer Staples ETF	4.0%
Berkshire Hathaway, Inc.	3.3%
United States Treasury Note, 4.375%, 12/15/26	2.9%

Sector Weighting (% of net assets)

Value	Value
Health Care	0.8%
Communications	1.5%
Consumer Staples	2.8%
Technology	3.4%
Financials	8.3%
Money Market Funds	12.9%
U.S. Treasury Obligations	22.8%
Equity	47.5%

Additional information is available on the Fund's website (https://www.abscapfunds.com/), including its:

Additional information is available on the Fund's website (https://www.abscapfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Absolute Capital Defender Fund

Institutional (ACMIX )

TSR-SAR 033125-ACMIX

Absolute Capital Defender Fund

Investor (ACMDX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Absolute Capital Defender Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$135	2.71%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$24,515,398
Number of Portfolio Holdings	22
Advisory Fee (net of waivers)	$115,842
Portfolio Turnover	44%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.875%, 06/15/25	14.2%
SPDR S&P 1500 Value Tilt ETF	10.9%
iShares Core Dividend ETF	8.3%
iShares Morningstar Value ETF	6.8%
Vanguard Communication Services ETF	6.7%
United States Treasury Note, 3.875%, 12/31/27	5.7%
Technology Select Sector SPDR Fund	5.6%
Vanguard Consumer Staples ETF	4.0%
Berkshire Hathaway, Inc.	3.3%
United States Treasury Note, 4.375%, 12/15/26	2.9%

Sector Weighting (% of net assets)

Value	Value
Health Care	0.8%
Communications	1.5%
Consumer Staples	2.8%
Technology	3.4%
Financials	8.3%
Money Market Funds	12.9%
U.S. Treasury Obligations	22.8%
Equity	47.5%

Additional information is available on the Fund's website (https://www.abscapfunds.com/), including its:

Additional information is available on the Fund's website (https://www.abscapfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Absolute Capital Defender Fund

Investor (ACMDX )

TSR-SAR 033125-ACMDX

The Teberg Fund

No-Load Class (TEBRX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Teberg Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.abscapfunds.com. You can also request this information by contacting us at 1-866-209-1964.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No-Load Class	$87	1.79%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$52,183,358
Number of Portfolio Holdings	14
Advisory Fee	$273,779
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	12.2%
Exchange-Traded Funds	70.2%
Money Market Funds	8.0%
Open End Funds	1.6%
U.S. Government & Agencies	8.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Fixed Income	0.3%
Money Market Funds	8.0%
U.S. Treasury Obligations	8.0%
Financials	12.2%
Equity	71.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
VanEck Semiconductor ETF	16.8%
Invesco QQQ Trust Series 1 ETF	16.5%
Berkshire Hathaway, Inc.	12.2%
SPDR S&P 500 ETF Trust ETF	9.6%
SPDR Dow Jones Industrial Average ETF	9.2%
iShares Semiconductor ETF	8.5%
United States Treasury Note, 2.875%, 06/15/25	8.0%
iShares Core S&P Small-Cap ETF	3.8%
iShares Russell 2000 ETF	3.3%
Financial Select Sector SPDR ETF	1.6%

The Teberg Fund - No-Load Class (TEBRX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.abscapfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-TEBRX

The Teberg Fund

Investor Class (ABSTX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Teberg Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.abscapfunds.com. You can also request this information by contacting us at 1-866-209-1964.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$132	2.72%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$52,183,358
Number of Portfolio Holdings	14
Advisory Fee	$273,779
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	12.2%
Exchange-Traded Funds	70.2%
Money Market Funds	8.0%
Open End Funds	1.6%
U.S. Government & Agencies	8.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Fixed Income	0.3%
Money Market Funds	8.0%
U.S. Treasury Obligations	8.0%
Financials	12.2%
Equity	71.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
VanEck Semiconductor ETF	16.8%
Invesco QQQ Trust Series 1 ETF	16.5%
Berkshire Hathaway, Inc.	12.2%
SPDR S&P 500 ETF Trust ETF	9.6%
SPDR Dow Jones Industrial Average ETF	9.2%
iShares Semiconductor ETF	8.5%
United States Treasury Note, 2.875%, 06/15/25	8.0%
iShares Core S&P Small-Cap ETF	3.8%
iShares Russell 2000 ETF	3.3%
Financial Select Sector SPDR ETF	1.6%

The Teberg Fund - Investor Class (ABSTX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.abscapfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-ABSTX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Semi-Annual Financial Statements
& Additional Information
March 31, 2025

Absolute Capital Asset Allocator Fund
Class A Shares (AAMAX)
Institutional Class Shares (AAMIX)
Investor Class Shares (AAMCX)

Absolute Capital Defender Fund
Class A Shares (ACMAX)
Institutional Class Shares (ACMIX)
Investor Class Shares (ACMDX)

The Teberg Fund
No-Load Shares (TEBRX)
Investor Shares (ABSTX)

1-877-594-1249
www.abscapfunds.com

ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 22.4%
	ASSET MANAGEMENT - 0.9%
3,300	Blackstone, Inc.	$461,274

	BANKING - 1.5%
3,000	JPMorgan Chase & Company	735,900

	ENGINEERING & CONSTRUCTION - 0.8%
1,500	Quanta Services, Inc.	381,270

	INSTITUTIONAL FINANCIAL SERVICES - 3.2%
2,900	Goldman Sachs Group, Inc. (The)	1,584,241

	INSURANCE - 3.3%
3,100	Berkshire Hathaway, Inc., Class B(a)	1,650,998

	INTERNET MEDIA & SERVICES - 3.0%
1,600	Netflix, Inc.(a)	1,492,048

	MEDICAL EQUIPMENT & DEVICES - 1.1%
7,900	Baxter International, Inc.	270,417
3,300	GE HealthCare Technologies, Inc.	266,343
		536,760
	RETAIL - CONSUMER STAPLES - 2.9%
1,500	Costco Wholesale Corporation	1,418,670

	SOFTWARE - 2.1%
2,700	Microsoft Corporation	1,013,553

	TECHNOLOGY SERVICES - 3.0%
4,300	Visa, Inc., Class A	1,506,978

See accompanying notes to financial statements.

ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 22.4% (Continued)
	TOBACCO & CANNABIS - 0.6%
4,600	Altria Group, Inc.	$276,092

	TOTAL COMMON STOCKS (Cost $9,987,548)	11,057,784

	EXCHANGE-TRADED FUNDS — 55.9%
	EQUITY - 55.9%
18,400	Fidelity Momentum Factor ETF	1,197,104
45,000	Franklin International Core Dividend Tilt Index ETF	1,466,550
79,000	iShares Core Dividend ETF	3,833,080
45,700	iShares Morningstar Growth ETF	3,701,243
3,300	iShares Semiconductor ETF	620,961
20,700	SPDR S&P 1500 Value Tilt ETF	3,805,053
7,600	SPDR S&P Health Care Services ETF	745,701
17,400	Technology Select Sector SPDR ETF	3,592,752
20,800	Vanguard Communication Services ETF	3,086,512
7,000	Vanguard Consumer Staples ETF	1,531,740
2,000	Vanguard Health Care ETF	529,460
2,800	Vanguard S&P 500 ETF	1,438,948
7,400	Vanguard Total Stock Market ETF	2,033,816
	TOTAL EXCHANGE-TRADED FUNDS (Cost $27,016,388)	27,582,920

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 8.1%
	U.S. TREASURY NOTES — 8.1%
4,000,000	United States Treasury Note (Cost $3,989,174)	2.8750	06/15/25	3,988,049

See accompanying notes to financial statements.

ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 13.9%
	MONEY MARKET FUNDS - 13.9%
6,878,466	First American Government Obligations Fund, Class, Class X, 4.27% (Cost $6,878,466)(b)	$6,878,466

	TOTAL INVESTMENTS - 100.3% (Cost $47,871,576)	$49,507,219
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%	(149,759)
	NET ASSETS - 100.0%	$49,357,460

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.

See accompanying notes to financial statements.

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 16.8%
	ASSET MANAGEMENT - 2.3%
4,100	Blackstone, Inc.	$573,098

	INSTITUTIONAL FINANCIAL SERVICES - 2.7%
1,200	Goldman Sachs Group, Inc. (The)	655,548

	INSURANCE - 3.3%
1,500	Berkshire Hathaway, Inc., Class B(a)	798,870

	INTERNET MEDIA & SERVICES - 1.5%
400	Netflix, Inc.(a)	373,012

	MEDICAL EQUIPMENT & DEVICES - 0.8%
6,000	Baxter International, Inc.	205,380

	RETAIL - CONSUMER STAPLES - 1.9%
500	Costco Wholesale Corporation	472,890

	SOFTWARE - 2.0%
1,300	Microsoft Corporation	488,007

	TECHNOLOGY SERVICES - 1.4%
1,000	Visa, Inc., Class A	350,460

	TOBACCO & CANNABIS - 0.9%
3,600	Altria Group, Inc.	216,072

	TOTAL COMMON STOCKS (Cost $3,691,324)	4,133,337

	EXCHANGE-TRADED FUNDS — 47.5%
	EQUITY - 47.5%
42,000	iShares Core Dividend ETF	2,037,840
14,000	iShares Currency Hedged MSCI EAFE ETF	508,060

See accompanying notes to financial statements.

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 47.5% (Continued)
	EQUITY - 47.5% (Continued)
3,300	iShares Morningstar Growth ETF	$267,267
20,500	iShares Morningstar Value ETF	1,669,725
3,200	iShares U.S. Aerospace & Defense ETF	489,920
14,500	SPDR S&P 1500 Value Tilt ETF	2,665,376
6,700	Technology Select Sector SPDR ETF	1,383,416
11,000	Vanguard Communication Services ETF	1,632,290
4,500	Vanguard Consumer Staples ETF	984,690
	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,019,546)	11,638,584

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 22.8%
	U.S. TREASURY NOTES — 22.8%
3,500,000	United States Treasury Note	2.8750	06/15/25	3,489,543
700,000	United States Treasury Note	4.3750	12/15/26	704,799
1,400,000	United States Treasury Note	3.8750	12/31/27	1,398,879
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $5,582,427)			5,593,221

Shares
	SHORT-TERM INVESTMENTS — 12.9%
	MONEY MARKET FUNDS - 12.9%
3,156,201	First American Government Obligations Fund, Class, Class X, 4.27% (Cost $3,156,201)(b)	3,156,201

	TOTAL INVESTMENTS - 100.0% (Cost $23,449,498)	$24,521,343
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)% (c)	(5,945)
	NET ASSETS - 100.0%	$24,515,398

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.

(c)	Amount represents less than 0.05%.

See accompanying notes to financial statements.

THE TEBERG FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 12.2%
	INSURANCE - 12.2%
8	Berkshire Hathaway, Inc., Class A (Cost $2,763,707)(a)	$6,387,533

	EXCHANGE-TRADED FUNDS — 70.1%
	EQUITY - 70.1%
17,000	Financial Select Sector SPDR ETF	846,770
18,400	Invesco QQQ Trust Series 1 ETF	8,628,128
18,999	iShares Core S&P Small-Cap ETF	1,986,725
8,674	iShares Russell 2000 ETF	1,730,376
23,550	iShares Semiconductor ETF	4,431,404
11,400	SPDR Dow Jones Industrial Average ETF	4,786,632
8,920	SPDR S&P 500 ETF Trust ETF	4,989,759
2,100	Technology Select Sector SPDR Fund	433,608
41,484	VanEck Semiconductor ETF(a)	8,772,621
	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,100,842)	36,606,023

	OPEN END FUNDS — 1.6%
	EQUITY - 1.3%
16,581	Fidelity Low-Priced Stock Fund	666,734

	FIXED INCOME - 0.3%
60,978	Franklin Income Fund, Advisor Class	143,907

	TOTAL OPEN END FUNDS (Cost $799,196)	810,641

See accompanying notes to financial statements.

THE TEBERG FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 8.0%
	U.S. TREASURY NOTES — 8.0%
4,200,000	United States Treasury Note (Cost $4,188,633)	2.8750	06/15/25	$4,187,452

Shares
	SHORT-TERM INVESTMENTS — 8.0%
	MONEY MARKET FUNDS - 8.0%
4,159,260	First American Government Obligations Fund, Class, Class X, 4.27% (Cost $4,159,260)(b)	4,159,260

	TOTAL INVESTMENTS - 99.9% (Cost $25,011,638)	$52,150,909
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	32,449
	NET ASSETS - 100.0%	$52,183,358

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.

See accompanying notes to financial statements.

Absolute Funds
Statements of Assets and Liabilities (Unaudited)
March 31, 2025

	Absolute Capital Asset	Absolute Capital
	Allocator Fund	Defender Fund	The Teberg Fund
ASSETS
Investment securities, at cost	$47,871,576	$23,449,498	$25,011,638
Investment securities, at value	$49,507,219	$24,521,343	$52,150,909
Dividends and interest receivable	62,065	68,286	86,569
Prepaid expenses and other assets	27,802	23,377	32,500
TOTAL ASSETS	49,597,086	24,613,006	52,269,978

LIABILITIES
Fund shares redeemed	148,110	48,177	25
Payable to Advisor	38,229	15,433	48,383
Distribution fees (12b-1) payable	38,418	14,932	18,709
Payable to Related Parties	6,875	10,365	8,711
Accrued expenses and other liabilities	7,994	8,701	10,792
TOTAL LIABILITIES	239,626	97,608	86,620
NET ASSETS	$49,357,460	$24,515,398	$52,183,358

Net Assets Consist Of:
Paid in capital	$46,780,882	$23,072,167	$25,351,462
Accumulated earnings	2,576,578	1,443,231	26,831,896
NET ASSETS	$49,357,460	$24,515,398	$52,183,358

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$2,733,680	$3,143,581	$—
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	246,206	286,948	—
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.10	$10.96	$—
Maximum offering price per share (maximum sales charge of 5.75%)	$11.78	$11.63	$—

Institutional Class Shares:
Net Assets	$2,871,829	$4,839,814	$—
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	257,812	442,266	—
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.14	$10.94	$—

Investor Class Shares:
Net Assets	$43,751,951	$16,532,003	$12,297,400
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	4,222,281	1,608,998	535,590
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.36	$10.27	$22.96

No-Load Class Shares:
Net Assets	$—	$—	$39,885,958
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	—	—	1,722,800
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$—	$—	$23.15

See accompanying notes to financial statements.

Absolute Funds
Statements of Operations (Unaudited)
For the Six Months Ended March 31, 2025

	Absolute Capital Asset	Absolute Capital
	Allocator Fund	Defender Fund	The Teberg Fund
INVESTMENT INCOME
Dividends	$251,894	$132,974	$207,216
Interest	233,151	199,481	138,615
TOTAL INVESTMENT INCOME	485,045	332,455	345,831

EXPENSES
Investment advisory fees	251,592	129,223	322,885
Distribution (12b-1) fees:
Class A	3,818	4,509	—
Investor Class	221,310	85,596	44,569
No-Load Class	—	—	53,435
Administrative services fees	31,955	27,714	32,590
Transfer agent fees	19,580	18,455	14,211
Registration fees	17,038	11,121	10,090
Accounting services fees	12,014	10,097	13,758
Audit fees	9,257	8,065	16,721
Trustees fees and expenses	9,136	8,546	9,018
Compliance officer fees	6,888	5,056	12,380
Legal fees	7,419	6,451	9,914
Printing and postage expenses	5,354	2,502	6,006
Custodian fees	2,521	2,510	3,756
Insurance expense	1,275	1,198	2,022
Third party administrative servicing fees	1,378	1,640	73
Other expenses	2,273	2,053	2,460
TOTAL EXPENSES	602,808	324,736	553,888

Less: Fees waived by the Advisor	—	(13,381)	(49,106)
NET EXPENSES	602,808	311,355	504,782

NET INVESTMENT INCOME/(LOSS)	(117,763)	21,100	(158,951)

REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	1,132,083	417,044	(60)
Distributions received from underlying investment companies	—	—	25,440
Net realized gain	1,132,083	417,044	25,380

Net change in unrealized depreciation	(1,985,703)	(637,136)	(2,702,831)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(853,620)	(220,092)	(2,677,451)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(971,383)	$(198,992)	$(2,836,402)

See accompanying notes to financial statements.

Absolute Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Absolute Capital		Absolute Capital
	Asset Allocator Fund		Defender Fund		The Teberg Fund^
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Period* Ended	Year Ended
	March 31, 2025	September 30,	March 31, 2025	September 30,	March 31, 2025	September 30,	March 31,
	(Unaudited)	2024	(Unaudited)	2024	(Unaudited)	2024	2024
FROM OPERATIONS
Net investment income/(loss)	$(117,763)	$(81,321)	$21,100	$206,612	$(158,951)	$(170,582)	$(242,906)
Net realized gain/(loss) from investments and securities sold short	1,132,083	3,497,732	417,044	1,937,454	(60)	1,055,096	1,033,610
Distributions received from underlying investment companies	—	—	—	—	25,440	59,543	142,846
Net change in unrealized appreciation/(depreciation) on investments	(1,985,703)	3,490,422	(637,136)	1,518,118	(2,702,831)	1,975,623	10,675,203
Net increase/(decrease) in net assets resulting from operations	(971,383)	6,906,833	(198,992)	3,662,184	(2,836,402)	2,919,680	11,608,753

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(100,826)	—	(139,988)	—	—	—	—
Institutional Class	(98,437)	—	(208,849)	—	—	—	—
Investor Class	(1,551,660)	—	(581,661)	—	(142,194)	—	—
No-Load Class	—	—	—	—	(695,592)	—	—
Net decrease in net assets from distributions to shareholders	(1,750,923)	—	(930,498)	—	(837,786)	—	—

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
Class A	82,697	918,822	224,658	1,598,497	—	—	—
Institutional Class	378,877	3,262,806	693,201	5,444,537	—	—	—
Investor Class	7,135,333	12,862,804	2,533,494	3,892,564	8,302,741	5,001,192	22
No-Load Class	—	—	—	—	841,560	574,454	675,741
Net asset value of shares issued in reinvestment of distributions:
Class A	100,815	—	139,844	—	—	—	—
Institutional Class	98,437	—	208,849	—	—	—	—
Investor Class	1,545,534	—	575,934	—	142,194	—	—
No-Load Class	—	—	—	—	691,616	—	—
Payments for shares redeemed
Class A	(356,497)	(5,557,408)	(804,335)	(8,867,066)	—	—	—
Institutional Class	(325,351)	(518,245)	(995,935)	(601,639)	—	—	—
Investor Class	(4,481,908)	(6,914,164)	(2,865,667)	(5,670,090)	(483,923)	(4,612)	—
No-Load Class	—	—	—	—	(1,825,988)	(1,378,963)	(3,592,437)
Net increase/(decrease) in net assets from capital share transactions	4,177,937	4,054,615	(289,957)	(4,203,197)	7,668,200	4,192,071	(2,916,674)

TOTAL INCREASE/(DECREASE) IN NET ASSETS	1,455,631	10,961,448	(1,419,447)	(541,013)	3,994,012	7,111,751	8,692,079

NET ASSETS
Beginning of Year/Period	47,901,829	36,940,381	25,934,845	26,475,858	48,189,346	41,077,595	32,385,516
End of Year/Period	$49,357,460	$47,901,829	$24,515,398	$25,934,845	$52,183,358	$48,189,346	$41,077,595

CAPITAL SHARE ACTIVITY
Class A
Shares Sold	7,012	86,923	19,878	154,784	—	—	—
Shares Reinvested	8,624	—	12,486	—	—	—	—
Shares Redeemed	(31,367)	(505,730)	(72,595)	(830,586)	—	—	—
Net decrease in shares outstanding	(15,731)	(418,807)	(40,231)	(675,802)	—	—	—

Institutional Class
Shares Sold	31,814	290,987	59,517	506,313	—	—	—
Shares Reinvested	8,399	—	18,681	—	—	—	—
Shares Redeemed	(27,555)	(45,834)	(86,989)	(55,257)	—	—	—
Net increase/(decrease) in shares outstanding	12,658	245,153	(8,791)	451,056	—	—	—

Investor Class
Shares Sold	648,868	1,252,040	236,502	384,907	339,028	211,309	1
Shares Reinvested	141,403	—	54,695	—	5,743	—	—
Shares Redeemed	(410,802)	(665,932)	(270,503)	(571,192)	(20,303)	(188)	—
Net increase/(decrease) in shares outstanding	379,469	586,108	20,694	(186,285)	324,468	211,121	1

No-Load Class
Shares Sold	—	—	—	—	33,665	23,936	33,726
Shares Reinvested	—	—	—	—	27,773	—	—
Shares Redeemed	—	—	—	—	(73,879)	(58,081)	(186,859)
Net decrease in shares outstanding	—	—	—	—	(12,441)	(34,145)	(153,133)

^	The Teberg Fund Investor Class shares commenced operations on February 29, 2024.

*	Effective November 27, 2023, The Teberg Fund changed its fiscal year end to September 30.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year/Period

	Absolute Capital Asset Allocator Fund
	Class A
	Six Months Ended
	March 31, 2025		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	(Unaudited)		September 30, 2024		September 30, 2023		September 30, 2022		September 30, 2021		September 30, 2020
Net Asset Value, Beginning of Year/Period
	$11.64		$9.82		$9.02		$11.71		$10.10		$9.99
Activity from investment operations:
Net investment income/(loss) (1,6)	0.01		0.04		0.03		(0.03)		(0.02)		0.00	(7)
Net realized and unrealized gain/(loss) on investments	(0.16)		1.78		0.77		(1.67)		1.63		0.15
Total from investment operations	(0.15)		1.82		0.80		(1.70)		1.61		0.15

Less distributions from:
Net investment income	—		—		—		—		—		(0.01)
Net realized gains	(0.39)		—		—		(0.99)		—		—
Return of capital	—		—		—		—		—		(0.03)
Total distributions	(0.39)		—		—		(0.99)		—		(0.04)

Net Asset Value, End of Year/Period	$11.10		$11.64		$9.82		$9.02		$11.71		$10.10
Total Return (2)	(1.46	)% (9)	18.53%		8.87%		(16.36)%		15.94%		1.47%
Net Assets, At End of Year/Period (000s)	$2,734		$3,049		$6,687		$6,554		$10,226		$9,656

Ratio of gross expenses to average net assets (5)	1.75	% (3,8)	1.82	% (3)	1.93	% (3)	2.07	% (4)	2.02	% (4)	2.27	% (4)
Ratio of net expenses to average net assets (5)	1.75	% (8)	1.94%		1.95%		1.95%		1.95%		1.95%
Ratio of net investment income/(loss) to average net assets (5,6)	0.15	% (8)	0.38%		0.32%		(0.23)%		(0.21)%		(0.03)%
Portfolio Turnover Rate	46	% (9)	207%		159%		228%		219%		149%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable sales charges. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent of the advisor’s recapture of waived/reimbursed fees from prior periods.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment income/(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income/(loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount represents less than $0.01

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year/Period

	Absolute Capital Asset Allocator Fund
	Institutional Class
	Six Months Ended
	March 31, 2025		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	(Unaudited)		September 30, 2024		September 30, 2023		September 30, 2022		September 30, 2021		September 30, 2020
Net Asset Value, Beginning of Year/Period
	$11.66		$9.82		$9.02		$11.71		$10.10		$9.99
Activity from investment operations:
Net investment income (1,7)	0.02		0.11		0.16		0.11		0.15		0.18
Net realized and unrealized gain/(loss) on investments	(0.15)		1.73		0.64		(1.81)		1.46		(0.02	)(8)
Total from investment operations	(0.13)		1.84		0.80		(1.70)		1.61		0.16

Less distributions from:
Net investment income	—		—		—		—		—		(0.02)
Net realized gains	(0.39)		—		—		(0.99)		—		—
Return of capital	—		—		—		—		—		(0.03)
Total distributions	(0.39)		—		—		(0.99)		—		(0.05)

Net Asset Value, End of Year/Period	$11.14		$11.66		$9.82		$9.02		$11.71		$10.10
Total Return (2)	(1.28	)% (10)	18.74%		8.87%		(16.36)%		15.94%		1.60%
Net Assets, At End of Year/Period (000s)	$2,872		$2,859		$12.62	(3)	$11.59	(3)	$13.85	(3)	$11.95	(3)

Ratio of gross expenses to average net assets (6)	1.50	% (4,9)	1.54	% (4)	1.68	% (4)	1.82	% (5)	1.77	% (5)	2.02	% (5)
Ratio of net expenses to average net assets (6)	1.50	% (9)	1.54%		1.70%		1.70%		1.70%		1.70%
Ratio of net investment income to average net assets (6,7)	0.42	% (9)	0.97%		0.57%		0.02%		0.04%		0.22%
Portfolio Turnover Rate	46	% (10)	207%		159%		228%		219%		149%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable sales charges. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.

(3)	Actual net asset value.

(4)	Represents the ratio of expenses to average net assets absent of the advisor’s recapture of reimbursed fees from prior periods.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(9)	Annualized.

(10)	Not annualized.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year/Period

	Absolute Capital Asset Allocator Fund
	Investor Class
	Six Months Ended
	March 31, 2025		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	(Unaudited)		September 30, 2024		September 30, 2023		September 30, 2022		September 30, 2021		September 30, 2020
Net Asset Value, Beginning of Year/Period
	$10.93		$9.29		$8.60		$11.28		$9.81		$9.74
Activity from investment operations:
Net investment loss (1,6)	(0.03)		(0.03)		(0.04)		(0.10)		(0.11)		(0.08)
Net realized and unrealized gain/(loss) on investments	(0.15)		1.67		0.73		(1.59)		1.58		0.15
Total from investment operations	(0.18)		1.64		0.69		(1.69)		1.47		0.07

Less distributions from:
Net realized gains	(0.39)		—		—		(0.99)		—		—

Net Asset Value, End of Year/Period	$10.36		$10.93		$9.29		$8.60		$11.28		$9.81
Total Return (2)	(1.84	)% (8)	17.65%		8.02%		(16.93)%		14.98%		0.72%
Net Assets, At End of Year/Period (000s)	$43,752		$41,994		$30,254		$21,815		$20,931		$11,379

Ratio of gross expenses to average net assets (5)	2.50	% (3,7)	2.56	% (3)	2.67	% (3)	2.81	% (4)	2.78	% (4)	3.02	% (4)
Ratio of net expenses to average net assets (5)	2.50	% (7)	2.69%		2.70%		2.70%		2.70%		2.70%
Ratio of net investment loss to average net assets (5,6)	(0.57	)% (7)	(0.31)%		(0.40)%		(0.94)%		(0.96)%		(0.78)%
Portfolio Turnover Rate	46	% (8)	207%		159%		228%		219%		149%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable sales charges. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent of the advisor’s recapture of waived/reimbursed fees from prior periods.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year/Period

	Absolute Capital Defender Fund
	Class A
	Six Months Ended
	March 31, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021	September 30, 2020
Net Asset Value, Beginning of Year/Period
	$11.43		$9.88	$9.28	$11.48	$10.09	$9.95
Activity from investment operations:
Net investment income/(loss) (1,5)	0.03		0.13	0.07	(0.03)	(0.01)	(0.01)
Net realized and unrealized gain/(loss) on investments & securities sold short	(0.07)		1.42	0.53	(1.16)	1.40	0.18
Total from investment operations	(0.04)		1.55	0.60	(1.19)	1.39	0.17

Less distributions from:
Net investment income	(0.12)		—	—	—	—	(0.02)
Net realized gains	(0.31)		—	—	(1.01)	—	—
Return of capital	—		—	—	—	—	(0.01)
Total distributions	(0.43)		—	—	(1.01)	—	(0.03)

Net Asset Value, End of Year/Period	$10.96		$11.43	$9.88	$9.28	$11.48	$10.09
Total Return (2)	(0.42	)% (7)	15.69%	6.47%	(11.84)%	13.78%	1.72%
Net Assets, At End of Year/Period (000s)	$3,144		$3,740	$9,908	$10,736	$11,917	$11,072

Ratio of gross expenses to average net assets (3,4)	2.07	% (6)	2.13%	2.12%	2.17%	2.20%	2.29%
Ratio of net expenses to average net assets (4)	1.96	% (6)	1.95%	1.95%	1.95%	1.95%	1.95%
Ratio of net investment income/(loss) to average net assets (4,5)	0.60	% (6)	1.26%	0.75%	(0.32)%	(0.09)%	(0.09)%
Portfolio Turnover Rate	44	% (7)	207%	170%	263%	183%	180%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable sales charges. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year/Period

	Absolute Capital Defender Fund
	Institutional Class
	Six Months Ended
	March 31, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021	September 30, 2020
Net Asset Value, Beginning of Year/Period
	$11.44		$9.88	$9.28	$11.48	$10.09	$9.95
Activity from investment operations:
Net investment income (1,6)	0.05		0.16	0.14	0.10	0.15	0.16
Net realized and unrealized gain/(loss) on investments & securities sold short	(0.08)		1.40	0.46	(1.29)	1.24	0.03 (7)
Total from investment operations	(0.03)		1.56	0.60	(1.19)	1.39	0.19

Less distributions from:
Net investment income	(0.16)		—	—	—	—	(0.04)
Net realized gains	(0.31)		—	—	(1.01)	—	—
Return of capital	—		—	—	—	—	(0.01)
Total distributions	(0.47)		—	—	(1.01)	—	(0.05)

Net Asset Value, End of Year/Period	$10.94		$11.44	$9.88	$9.28	$11.48	$10.09
Total Return (2)	(0.33	)% (9)	15.79%	6.47%	(11.84)%	13.78%	1.92%
Net Assets, At End of Year/Period (000s)	$4,840		$5,162	$11.99 (3)	$11.27 (3)	$12.78 (3)	$11.23 (3)

Ratio of gross expenses to average net assets (4,5)	1.82	% (8)	1.92%	1.87%	1.92%	1.95%	2.04%
Ratio of net expenses to average net assets (5)	1.71	% (8)	1.71%	1.70%	1.70%	1.70%	1.70%
Ratio of net investment income/(loss) to average net assets (5,6)	0.87	% (8)	1.46%	1.00%	(0.07)%	0.16%	0.16%
Portfolio Turnover Rate	44	% (9)	207%	170%	263%	183%	180%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable sales charges. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.

(3)	Actual net asset amount.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income/(loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year/Period

	Absolute Capital Defender Fund
	Investor Class
	Six Months Ended
	March 31, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021	September 30, 2020
Net Asset Value, Beginning of Year/Period
	$10.72		$9.34	$8.84	$11.06	$9.79	$9.69
Activity from investment operations:
Net investment income/(loss) (1,5)	(0.01)		0.05	0.00 (6)	(0.10)	(0.09)	(0.08)
Net realized and unrealized gain/(loss) on investments & securities sold short	(0.07)		1.33	0.50	(1.11)	1.36	0.18
Total from investment operations	(0.08)		1.38	0.50	(1.21)	1.27	0.10

Less distributions from:
Net investment income	(0.06)		—	—	—	—	—
Net realized gains	(0.31)		—	—	(1.01)	—	—
Total distributions	(0.37)		—	—	(1.01)	—	—

Net Asset Value, End of Year/Period	$10.27		$10.72	$9.34	$8.84	$11.06	$9.79
Total Return (2)	(0.85	)% (8)	14.78%	5.66%	(12.50)%	12.97%	1.03%
Net Assets, At End of Year/Period (000s)	$16,532		$17,033	$16,568	$13,064	$9,751	$8,415

Ratio of gross expenses to average net assets (3,4)	2.82	% (7)	2.90%	2.86%	2.92%	2.95%	3.05%
Ratio of net expenses to average net assets (4)	2.71	% (7)	2.70%	2.70%	2.70%	2.70%	2.70%
Ratio of net investment income/(loss) to average net assets (4,5)	(0.14	)% (7)	0.49%	0.01%	(1.03)%	(0.83)%	(0.86)%
Portfolio Turnover Rate	44	% (8)	207%	170%	263%	183%	180%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable sales charges. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income/(loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year/Period

	The Teberg Fund
	No-Load Class
	Six Months Ended
	March 31, 2025		Period* Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2024		March 31, 2024	March 31, 2023	March 31, 2022	March 31, 2021	March 31, 2020
Net Asset Value, Beginning of Year/Period
	$24.77		$23.22		$16.85	$18.32	$16.99	$10.37	$11.52
Activity from investment operations:
Net investment income/(loss) (1,2)	(0.06)		(0.09)		(0.13)	(0.05)	(0.10)	(0.01)	0.07
Net realized and unrealized gain/(loss) on investments	(1.16)		1.64		6.50	(1.42)	1.43	6.70	(1.14)
Total from investment operations	(1.22)		1.55		6.37	(1.47)	1.33	6.69	(1.07)

Less distributions from:
Net investment income	—		—		—	—	—	(0.07)	(0.08)
Net realized gains	(0.40)		—		—	—	—	—	—
Total distributions	(0.40)		—		—	—	—	(0.07)	(0.08)

Net Asset Value, End of Year/Period	$23.15		$24.77		$23.22	$16.85	$18.32	$16.99	$10.37
Total Return (3)	(5.02	)% (7)	6.68	% (7)	37.80%	(8.02)%	7.83%	64.61%	(9.44)%
Net Assets, At End of Year/Period (000s)	$39,886		$42,979		$41,078	$32,386	$37,350	$36,101	$23,946

Ratio of gross expenses to average net assets (4,5)	2.01	% (6)	2.12	% (6)	2.18%	2.18%	2.03%	2.16%	2.22%
Ratio of net expenses to average net assets (5)	1.79	% (6)	1.75	% (6)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income/(loss) to average net assets (2,5)	(0.47	)% (6)	(0.77	)% (6)	(0.69)%	(0.33)%	(0.55)%	(0.04)%	0.56%
Portfolio Turnover Rate	0.00	% (7)	0.17	% (7)	0.48%	0.60%	3.52%	1.13%	1.44%

*	Effective November 27, 2023, the Fund changed its fiscal year end to September 30.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Total returns shown exclude the effect of applicable sales charges. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Period

	The Teberg Fund
	Investor Class
	Six Months Ended
	March 31, 2025	Period* Ended	Period^ Ended
	(Unaudited)	September 30, 2024	March 31, 2024
Net Asset Value, Beginning of Period	$24.68	$23.22	$22.44

Activity from investment operations:
Net investment income/(loss) (1,2)	(0.16)	(0.13)	0.00 (3)
Net realized and unrealized gain/(loss) on investments	(1.16)	1.59	0.78
Total from investment operations	(1.32)	1.46	0.78

Less distributions from:
Net realized gains	(0.40)	—	—

Net Asset Value, End of Period	$22.96	$24.68	$23.22
Total Return (4,5)	(5.45)%	6.29%	3.48%
Net Assets, At End of Period (000s)	$12,297	$5,210	$23 (6)

Ratio of gross expenses to average net assets (7,8,9)	2.76%	2.87%	2.93%
Ratio of net expenses to average net assets (8,9)	2.72%	2.70%	2.70%
Ratio of net investment loss to average net assets (2,8,9)	(1.32)%	(1.08)%	(1.64)%
Portfolio Turnover Rate (5)	0.00%	0.17%	0.48%

^	The Investor Class commenced operations on February 29, 2024.

*	Effective November 27, 2023, the Fund changed its fiscal year end to September 30.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Recognition of net investment income/(loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Amount represents less than $0.01.

(4)	Total returns shown exclude the effect of applicable sales charges. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.

(5)	Not annualized.

(6)	Actual net asset amount.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(8)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(9)	Annualized.

See accompanying notes to financial statements.

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2025

1.	ORGANIZATION

Absolute Capital Asset Allocator Fund (the “Allocator Fund”), Absolute Capital Defender Fund (the “Defender Fund”), and the Teberg Fund (the “Teberg Fund”), comprising the Absolute Funds (each a “Fund” and collectively, the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under laws of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Allocator Fund and the Defender Fund is long-term capital appreciation, and the investment objective of the Teberg Fund is to maximize total return (capital appreciation plus income).

The Allocator Fund and the Defender Fund each offer Class A, Institutional Class, and Investor Class shares, which commenced operations on December 18, 2015. The Teberg Fund offers the No-Load Class and Investor Class shares. No-Load Class shares commenced operations on April 1, 2002 and Investor Class shares commenced operations on February 29, 2024. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Investor Class, Institutional Class, and No-Load Class shares are offered at net asset value. Each share class represents an interest in the same assets of the applicable Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to any distribution and/or shareholder servicing plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

At a meeting of the Audit Committee of the Trust’s Board of Trustees (the “Board”) held on November 27, 2023, the fiscal year end of the Teberg Fund was moved to September 30.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.

Operating Segments – The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities are valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Debt securities, including U.S. government obligation (other than short-term obligations) not traded on an exchange, are valued each day by an independent pricing service approved by the Board based on methods which include consideration of yields or prices of securities of

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2025

comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

Each Fund may hold investments, such as private investments, interest in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – Fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Board, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Board to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the Board shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value pursuant to the methods established by the boards of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed -end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2025

each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2025 for each Fund’s investments measured at fair value:

Allocator Fund

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$11,057,784	$—	$—	$11,057,784
Exchange-Traded Funds	27,582,920	—	—	27,582,920
U.S. Government & Agencies	—	3,988,049	—	3,988,049
Short-Term Investments	6,878,466	—	—	6,878,466
Total Investments	$45,519,170	$3,988,049	$—	$49,507,219

Defender Fund

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$4,133,337	$—	$—	$4,133,337
Exchange-Traded Funds	11,638,584	—	—	11,638,584
U.S. Government & Agencies	—	5,593,221	—	5,593,221
Short-Term Investments	3,156,201	—	—	3,156,201
Total Investments	$18,928,122	$5,593,221	$—	$24,521,343

Teberg Fund

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$6,387,533	$—	$—	$6,387,533
Exchange-Traded Funds	36,606,023	—	—	36,606,023
Open End Funds	810,641	—	—	810,641
U.S. Government & Agencies	—	4,187,452	—	4,187,452
Short-Term Investment	4,159,260	—	—	4,159,260
Total Investments	$47,963,457	$4,187,452	$—	$52,150,909

*	Refer to the Schedules of Investments for classification.

The Funds did not hold any Level 3 securities during the six months ended March 31, 2025.

Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) – Each Fund may invest in ETFs and ETNs. ETFs and ETNs are a type of fund bought and sold on a securities exchange. Both an ETF and an ETN trade like common stock and represent a fixed portfolio of securities. The risks of owning an ETF and ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF and ETN could result in it being more volatile. Additionally, ETFs and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2025

Security Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

Federal Income Taxes – Each Fund qualifies as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for the open tax periods ended September 30, 2021-September 30, 2023 for the Allocator Fund and Defender Fund, the open tax periods ended March 31, 2022-March 31, 2024 for the Teberg Fund, or expected to be taken in each Fund’s September 30, 2024 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended March 31, 2025, the aggregate purchases and sales of investments (excluding short-term investments and U.S. government securities) were:

	Purchases	Sales
Allocator Fund	$22,337,643	$18,061,740
Defender Fund	8,124,210	8,730,416
Teberg Fund	3,735,260	1,227

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in a Fund. Each Fund is not intended to be a complete investment program. Many factors affect each Fund’s net asset value and performance.

●	Emerging Market Risk: A Fund may invest in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2025

in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market countries may have different regulatory, accounting, auditing, and financial reporting and record keeping standards and may have material limitations on Public Company Accounting Oversight Board inspection, investigation, and enforcement. Therefore, the availability and reliability of information material to an investment decision, particularly financial information, in emerging market companies may be limited in scope and reliability as compared to information provided by U.S. companies. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. A Fund’s performance may depend on issues other than those that affect U.S. companies and may be adversely affected by different rights and remedies associated with emerging market investments, or the lack thereof, compared to those associated with U.S. companies. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, a Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to meet cash obligations or take advantage of other investment opportunities.

●	Exchange Traded Notes: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

●	Management Risk: The net asset value of each Fund changes daily based on the performance of the securities and derivatives in which they invest. The advisor’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Funds invest (long or short) may prove to be incorrect and may not produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increase the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change or climate-related events, pandemics, epidemics, terrorism, regulatory events, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

●	Portfolio Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce a Fund’s returns, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

●	Underlying Funds Risk: The Funds invest in Underlying Funds. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to a Fund’s direct fees and expenses. When the Funds invest in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in a Fund may be more volatile than investments in other mutual funds. Short sales are speculative investments and will cause the Funds to lose money if the value of a security sold short by a Fund, or an Underlying Fund in which the Fund invests, does not go down as the advisor expects.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Absolute Capital Management, LLC serves as each Fund’s investment advisor (the “Advisor”). First Associated Investment Advisors, Inc. (the “Sub-Advisor”) serves as investment sub-adviser to the Teberg Fund. Pursuant to an advisory agreement with the Trust on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2025

services and the related expenses borne by the Advisor, each Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on each Fund’s average daily net assets and is computed at the annual rate of 1.00% for the Allocator and Defender Funds, and 1.25% for the Teberg Fund. Pursuant to the advisory agreement, the Allocator Fund, Defender Fund, and Teberg Fund accrued $251,592, $129,223, and $322,885, respectively, in advisory fees for the six months ended March 31, 2025.

The Advisor has entered into a contractual agreement (the “Waiver Agreement”) with each Fund under which it has agreed to waive its fees and reimburse expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) to the following percentages of average daily net assets through at least February 1, 2026:

	Allocator Fund	Defender Fund	Teberg Fund
Class A	1.95%	1.99%	N/A
Institutional Class	1.70%	1.74%	N/A
Investor Class	2.70%	2.74%	2.74%
No-Load Class	N/A	N/A	1.79%

Prior to February 1, 2025, the expense limitations were as follows for the Defender Fund and the Teberg Fund:

	Defender Fund	Teberg Fund
Class A	1.95%	N/A
Institutional Class	1.70%	N/A
Investor Class	2.70%	2.70%
No-Load Class	N/A	1.75%

These fee waivers and expense reimbursements are subject to possible recoupment from each Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment. The Board may terminate this Waiver Agreement at any time on 60 days’ written notice to the Advisor. For the six months ended March 31, 2025, the Advisor waived fees and/or reimbursed expenses in the amount of $13,381 and $49,106 for the Defender Fund and Teberg Fund, respectively, pursuant to the Waiver Agreement.

Cumulative waivers and expense reimbursements subject to the aforementioned reimbursements will expire as follows:

	Defender Fund	Teberg Fund
9/30/2025	$54,156	$—
9/30/2026	$41,165	$—
3/31/2027	$—	$29,418
9/30/2027	$49,691	$78,020

The Board, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for each of Class A, Investor Class, and No-Load Class shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25%, 1.00%, and 0.25% of the average daily net assets attributable to Class A, Investor Class, and No-Load Class shares, respectively. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. For the six months ended March 31, 2025, pursuant to the Plans, Allocator Fund Class A and Investor Class paid $3,818 and $ 221,310, respectively; Defender Fund Class A and Investor Class paid $4,509 and $85,596, respectively; and Teberg Fund Investor Class and No-Load Class paid $44,569 and $53,435, respectively.

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2025

The Distributor acts as the Funds’ principal underwriter in the continuous public offering of each Fund’s Class A, Institutional Class, Investor Class, and No-Load Class shares. During the six months ended March 31, 2025, the Distributor received $284 in underwriting commissions for the sales of Class A for the Allocator Fund, of which $47 was retained by the principal underwriter. The Distributor received $47 in underwriting commissions for the sales of Class A for the Defender Fund, of which $9 was retained by the principal underwriter.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Services, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2025, were as follows:

	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Allocator Fund	$47,944,530	$2,646,768	$(1,084,079)	$1,562,689
Defender Fund	23,447,908	1,309,519	(236,084)	1,073,435
Teberg Fund	25,014,718	27,210,727	(74,536)	27,136,191

6.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

There were no Fund distributions for the years ended September 30, 2024, September 30, 2023 for the Allocator and Defender Funds, and March 31, 2024 and March 31, 2023 for the Teberg Fund.

As of September 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Net Investment	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficit)
Allocator Fund	$238,422	$1,512,070	$—	$—	$—	$3,548,392	$5,298,884
Defender Fund	205,108	657,042	—	—	—	1,710,571	2,572,721
Teberg Fund	—	837,644	(170,582)	—	—	29,839,022	30,506,084

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and C-Corporation return of capital distributions.

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2025

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Teberg Fund incurred and elected to defer such late year losses of $170,582.

At September 30, 2024, the Funds had no capital loss carry forwards for federal income tax purposes available to offset future capital gains. Capital loss carryforwards utilized are as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
Allocator Fund	$—	$—	$—	$1,561,004
Defender Fund	—	—	—	1,246,003
Teberg Fund	—	—	—	272,733

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) the book/tax basis treatment of adjustments for prior year tax returns, resulted in reclassifications for the Funds for the fiscal year ended September 30, 2024, as follows:

	Paid
	In	Accumulated
	Capital	Earnings
Allocator Fund	$—	$—
Defender Fund	(1,332)	1,332
Teberg Fund	(98,936)	98,936

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of March 31, 2025, beneficial ownership in excess of 25% was as follows:

Portfolio	Beneficial Owner	% of Outstanding Shares
Allocator Fund	National Financial Services LLC	55%
Defender Fund	National Financial Services LLC	48%
Teberg Fund	Constellation Trust	37%

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Absolute Funds
ADDITIONAL INFORMATION (Unaudited)
March 31, 2025

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement (Unaudited)

Not applicable

INVESTMENT ADVISOR
Absolute Capital Management, LLC
101 Pennsylvania Blvd.
Pittsburgh, PA 15228

ADMINISTRATOR
Ultimus Fund Services, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)
/s/ Brian Curley
Brian Curley, President/Principal Executive Officer

Date	6/6/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Brian Curley
Brian Curley, President/Principal Executive Officer

Date	6/6/25

By (Signature and Title)
/s/ Rich Gleason
Rich Gleason, Treasurer/Principal Financial Officer

Date	6/6/25